Financial Risk Management and fair value of financial instruments - significant unobservable input and description of valuation techniques (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risk management and fair value of financial instruments
Fair value at year end	¥ 332,335	¥ 1,742,065
Level 3 | Recurring fair value measurement
Financial risk management and fair value of financial instruments
Fair value at year end	151,309
Level 3 | Recurring fair value measurement | Fair value measurement input
Financial risk management and fair value of financial instruments
Fair value at year end	¥ 69,386
Level 3 | Recurring fair value measurement | Weighted average | Investments in private investment funds | Fair value measurement input | Net asset value
Financial risk management and fair value of financial instruments
Percentage of increase in observable input	5.00%
Percentage of decrease in observable input	5.00%
Increase in fair value	¥ 3,469
Decrease in fair value	¥ (3,469)